NOTE 9 - CONVERTIBLE NOTES - Summary of Converted and Prepaid Convertible Notes (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 18, 2021	Jul. 24, 2021	Jul. 23, 2021	Jul. 17, 2021	Mar. 12, 2021	Feb. 28, 2021	Feb. 19, 2021	Feb. 13, 2021	Jan. 08, 2021	Dec. 31, 2020	Dec. 09, 2020	Nov. 30, 2020	Nov. 18, 2020	Oct. 08, 2020	Aug. 31, 2020	Aug. 30, 2020	Aug. 18, 2020	Jul. 17, 2020	Mar. 12, 2020	Feb. 19, 2020	Feb. 13, 2020	Jan. 08, 2020	Dec. 13, 2019	Nov. 18, 2019
Short-Term Debt [Line Items]
Increase (Decrease) in Notes Payable, Current	$ 1,002,700
Convertible note, principal converted													$ 166,464			$ 276,454
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	275,200						$ 284,582
Debt Instrument, Face Amount																697,500
Peak One Opportunity Fund [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Notes Payable, Current	85,000
E M A Financial [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Notes Payable, Current	90,000
Convertible note, principal converted													5,285			84,716
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two
Debt Instrument, Face Amount														$ 75,000											$ 250,000
Peak One [Member]
Short-Term Debt [Line Items]
Convertible note, principal converted																85,000
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two
Debt Instrument, Face Amount												$ 85,000												$ 235,000
Auctus Fund [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Notes Payable, Current	90,000
Convertible note, principal converted													48,295			41,705
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two
Debt Instrument, Face Amount											$ 75,000
Crown Bridge Partners [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Notes Payable, Current	40,500
Convertible note, principal converted													19,785			19,633
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two							1,082
Debt Instrument, Face Amount										$ 40,500													$ 121,500
East Capital Investment Corporation [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Notes Payable, Current	50,000
Convertible note, principal converted													26,600			23,400
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two
Debt Instrument, Face Amount									$ 50,000													$ 50,000
Fidelis Capital [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Notes Payable, Current	50,000
Convertible note, principal converted													41,000				$ 9,000
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two
Debt Instrument, Face Amount								$ 50,000													$ 50,000
Armada Capital Partners L L C [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Notes Payable, Current	38,500
Convertible note, principal converted													25,500			13,000
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two
Debt Instrument, Face Amount						$ 38,500														$ 38,500
Crown Bridge Partners Two [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Notes Payable, Current	40,500
Convertible note, principal converted
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two							40,500
Debt Instrument, Face Amount				$ 40,500
E M A Financial Two [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Notes Payable, Current	50,000
Convertible note, principal converted
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two							50,000
Debt Instrument, Face Amount					$ 50,000														$ 50,000
Power Up Lending One [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Notes Payable, Current	130,000
Convertible note, principal converted
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two							130,000
Debt Instrument, Face Amount			$ 130,000
Power Up Lending Two [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Notes Payable, Current	63,000
Convertible note, principal converted
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two							63,000
Debt Instrument, Face Amount		$ 63,000																$ 63,000
East Capital Investment Corporation Two [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Notes Payable, Current	62,700
Convertible note, principal converted
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	62,700
Debt Instrument, Face Amount
Power Up Lending Three [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Notes Payable, Current	55,000
Convertible note, principal converted
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	55,000
Debt Instrument, Face Amount															$ 55,000
Jefferson Street [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Notes Payable, Current	82,500
Convertible note, principal converted
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	82,500
Debt Instrument, Face Amount
First Fire Global [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Notes Payable, Current	75,000
Convertible note, principal converted
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	75,000
Debt Instrument, Face Amount